Cover	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2025
Entity File Number	001-42548
Entity Registrant Name	Advanced Biomed Inc.
Entity Central Index Key	0001941029
Entity Tax Identification Number	87-2177170
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 689-85 Xiaodong Road
Entity Address, Address Line Two	Yongkang District
Entity Address, City or Town	Tainan City
Entity Address, Country	TW
Entity Address, Postal Zip Code	00000
City Area Code	886
Local Phone Number	6-3121716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false